Business Combinations (Details - Proforma information) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Total net sales	$ 47,667,690	$ 23,835,514
Loss from operations	(7,143,460)	(4,018,231)
Net loss (attributable to Vivakor, Inc.)	$ (8,402,844)	$ (4,670,569)
Business Acquisition, Pro Forma Earnings Per Share, Basic	$ (0.55)		$ (0.31)
Business Acquisition, Pro Forma Earnings Per Share, Diluted	$ (0.55)		$ (0.31)
Weighted Average Basic Shares Outstanding, Pro Forma	15,284,240		14,873,495
Pro Forma Weighted Average Shares Outstanding, Diluted	15,284,240		14,873,495